Loss Per Common Share	12 Months Ended
Dec. 31, 2019
Landcadia Holdings II, Inc
Loss Per Common Share

6.    Loss Per Common Share

A reconciliation of the numerators and denominators for the basic and diluted per common share amounts is as follows:

	Year ended December 31,
	2019	2018	2017
Numerator:
Net income - basic and diluted	$2,499,733	$—	$—
Less: Income attributable to common stock subject to possible redemption	(2,677,465)	—	—
Net loss available to common shares	$(177,732)	$—	$—

Demoninator:
Weighted average number of shares - basic	8,032,273	3,317,875	3,317,875
Warrants	—	—	—
Weighted average number of shares - diluted	8,032,273	3,317,875	3,317,875

Basic and diluted loss available to common shares	$(0.02)	$—	$—

All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis.  Further, an aggregate of 497,750 shares of Class A common stock subject to possible redemption have been excluded from the calculation of earnings per share for the years December 31, 2018 and 2017.